Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 21,601	£ 16,253
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	3,223	2,641
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	13,669	9,682
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 4,709	£ 3,930